Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,875,000.28
Previously Paid Amount	2,882.83
Total Fee Amount	2,882.83
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A